Schedule of Investments (unaudited) April 30, 2023	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 7.6%
Alphabet Inc., Class A(a)	9,393	$1,008,245
Alphabet Inc., Class C, NVS(a)	4,119	445,758
Meta Platforms Inc, Class A(a)	2,591	622,669
Netflix Inc.(a)	709	233,920

		2,310,592

Consumer Discretionary — 8.9%
Airbnb Inc., Class A(a)	1,086	129,962
Amazon.com Inc.(a)	11,482	1,210,777
Booking Holdings Inc.(a)	89	239,082
Home Depot Inc. (The)	1,597	479,962
McDonald’s Corp.	164	48,503
MercadoLibre Inc.(a)	31	39,602
Tesla Inc.(a)	3,392	557,339

		2,705,227

Consumer Staples — 3.4%
Coca-Cola Co. (The)	7,623	489,015
Costco Wholesale Corp.	536	269,726
PepsiCo Inc.	1,086	207,307
Procter & Gamble Co. (The)	523	81,787

		1,047,835

Energy — 14.2%
Chevron Corp.	7,477	1,260,473
ConocoPhillips	6,349	653,248
Devon Energy Corp.	3,146	168,091
EOG Resources Inc.	2,437	291,148
Exxon Mobil Corp.	13,526	1,600,667
Occidental Petroleum Corp.	985	60,607
Pioneer Natural Resources Co.	1,363	296,521

		4,330,755

Financials — 16.4%
American Express Co.	248	40,012
Bank of America Corp.	17,304	506,661
Berkshire Hathaway Inc., Class B(a)	1,657	544,407
Blackstone Inc., NVS	134	11,970
Cboe Global Markets Inc.	246	34,366
Citigroup Inc.	3,181	149,730
CME Group Inc.	392	72,822
Goldman Sachs Group Inc. (The)	1,076	369,541
JPMorgan Chase & Co.	5,657	782,024
Mastercard Inc., Class A	2,007	762,720
Moody’s Corp.	330	103,330
Morgan Stanley	2,203	198,204
MSCI Inc.	400	192,980
PayPal Holdings Inc.(a)	1,282	97,432
Prudential Financial Inc.	478	41,586
S&P Global Inc.	65	23,568
Visa Inc., Class A	4,324	1,006,325
Wells Fargo & Co.	814	32,356
Willis Towers Watson PLC	187	43,309

		5,013,343

Health Care — 4.3%
AbbVie Inc.	1,175	177,566
Abiomed Inc., CVR(b)	53	150
Cigna Group (The)	35	8,865
Elevance Health Inc.	189	88,575
Gilead Sciences Inc.	359	29,513
Johnson & Johnson	1,424	233,109

Security	Shares	Value

Health Care (continued)
UnitedHealth Group Inc.	1,558	$766,676

		1,304,454

Industrials — 3.9%
Union Pacific Corp.	1,991	389,639
United Parcel Service Inc., Class B	4,515	811,842

		1,201,481

Information Technology — 32.0%
Accenture PLC, Class A	2,271	636,539
Adobe Inc.(a)	1,322	499,134
Advanced Micro Devices Inc.(a)	2,636	235,579
Apple Inc.	15,055	2,554,532
Applied Materials Inc.	552	62,393
Autodesk Inc.(a)	658	128,172
Broadcom Inc.	1,193	747,415
Intuit Inc.	431	191,343
Microsoft Corp.	9,724	2,987,796
Nvidia Corp.	2,607	723,416
Salesforce Inc.(a)	1,474	292,397
ServiceNow Inc.(a)	658	302,298
Texas Instruments Inc.	2,503	418,502

		9,779,516

Materials — 3.2%
Freeport-McMoRan Inc.	2,201	83,440
Linde PLC	2,043	754,786
Nucor Corp.	1,020	151,144

		989,370

Real Estate — 6.0%
Crown Castle Inc.	502	61,791
Equinix Inc.	35	25,343
Mid-America Apartment Communities Inc.	546	83,975
Prologis Inc.	5,938	743,734
Public Storage	1,369	403,622
Realty Income Corp.	3,823	240,237
Simon Property Group Inc.	1,805	204,543
VICI Properties Inc.	1,620	54,983

		1,818,228

Total Long-Term Investments — 99.9% (Cost: $30,864,381)		30,500,801

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(c)(d)	30,000	30,000

Total Short-Term Securities — 0.1% (Cost: $30,000)		30,000

Total Investments — 100.0% (Cost: $30,894,381)		30,530,801

Other Assets Less Liabilities — .00%		13,787

Net Assets — 100.0%		$30,544,588

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock U.S. Equity Factor Rotation ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,425,099	$—	$(1,425,297	)(b)	$346	$(148)	$—	—	$468	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(210,000	)(b)	—	—	30,000	30,000	2,127		—

					$346	$(148)	$30,000		$2,595		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$30,500,651	$—	$150	$30,500,801
Short-Term Securities
Money Market Funds	30,000	—	—	30,000

	$30,530,651	$—	$150	$30,530,801

Portfolio Abbreviation

NVS	Non-Voting Shares

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